Note 3 - Liabilities Arising from Reverse Merger (Details) (USD $)	12 Months Ended	1 Months Ended		3 Months Ended
	Dec. 31, 2014	Apr. 30, 2015	Mar. 31, 2015	Mar. 31, 2015
Note 3 - Liabilities Arising from Reverse Merger (Details) [Line Items]
Stock Issued During Period, Shares, Reverse Merger (in Shares)	534,654
Subsequent Event [Member] | Officers of Kupper Parker Communications [Member]
Note 3 - Liabilities Arising from Reverse Merger (Details) [Line Items]
Loss Contingency, Damages Sought, Value (in Dollars)		$ 991,371
Pegasus Funds LLC [Member]
Note 3 - Liabilities Arising from Reverse Merger (Details) [Line Items]
Stock Issued During Period, Shares, Reverse Merger (in Shares)				534,654
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation (in Shares)			214,154
Minimum [Member]
Note 3 - Liabilities Arising from Reverse Merger (Details) [Line Items]
Interest Rate, Accrual, Commercial and Tax Liens, Percent	8.00%			8.00%
Maximum [Member]
Note 3 - Liabilities Arising from Reverse Merger (Details) [Line Items]
Interest Rate, Accrual, Commercial and Tax Liens, Percent	12.00%			12.00%